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WASHINGTON NATIONAL INSURANCE COMPANY




Annual Report
to Contract Owners

December 31, 2008






                     Separate Account 1 of Washington National Insurance Company

ANNUAL REPORT TO CONTRACT OWNERS

TABLE OF CONTENTS


DECEMBER 31, 2008

================================================================================

SEPARATE ACCOUNT 1 OF WASHINGTON NATIONAL INSURANCE COMPANY                 PAGE
Statement of Assets and Liabilities
  as of December 31, 2008...................................................   1
Statements of Operations and Statements of Changes in Net Assets
  for the Year Ended December 31, 2008......................................   2
Statements of Changes in Net Assets for the Year Ended December 31, 2007....   3
Notes to Financial Statements...............................................   4
Report of Independent Registered Public Accounting Firm........................7

SEPARATE ACCOUNT 1 OF WASHINGTON NATIONAL INSURANCE COMPANY

STATEMENT OF ASSETS AND LIABILITIES


DECEMBER 31, 2008

====================================================================================================================================

                                                                                              SHARES         COST          VALUE
                                                                                             ---------------------------------------
Assets:
   Investments in portfolio shares, at net asset value (Note 2)
     Scudder Variable Series I:
       Bond Portfolio..................................................................       236,059.2   $1,593,475    $1,298,326
       Capital Growth Portfolio........................................................       437,106.1    8,095,591     5,922,788
       Growth and Income Portfolio.....................................................        51,754.2      437,523       264,981
       Money Market Portfolio..........................................................        15,120.8       15,121        15,121
------------------------------------------------------------------------------------------------------------------------------------
   Amounts due from Washington National Insurance Company..............................                                         11
------------------------------------------------------------------------------------------------------------------------------------
         Net assets.................................................................................................    $7,501,227
====================================================================================================================================


                                                                                                                        TOTAL VALUE
                                                                                               UNITS      UNIT VALUE     OF UNITS
                                                                                             ---------------------------------------
Net assets attributable to:
   Contract owners' deferred annuity reserves:
     Scudder Variable Series I:
       Bond Portfolio..................................................................       390,576.5    $3.324127    $1,298,326
       Capital Growth Portfolio........................................................     1,183,972.5     5.002471     5,922,788
       Growth and Income Portfolio.....................................................       256,081.2     1.034754       264,981
       Money Market Portfolio..........................................................         6,162.3     2.455577       15,132
------------------------------------------------------------------------------------------------------------------------------------
         Net assets.................................................................................................   $7,501,227
====================================================================================================================================



UNIT PROGRESSION


FOR THE YEAR ENDED DECEMBER 31, 2008


                                                                                           SCUDDER VARIABLE SERIES I
                                                                             -------------------------------------------------------

                                                                                              CAPITAL     GROWTH AND       MONEY
                                                                                 BOND         GROWTH        INCOME        MARKET
====================================================================================================================================
Number of units, beginning of year........................................      498,356.3   1,473,201.5    353,749.1       6,205.3
Units purchased...........................................................       27,273.1     36,606.6       9,138.2            --
Units redeemed............................................................     (135,052.9)  (325,835.6)   (106,806.1)        (43.0)
------------------------------------------------------------------------------------------------------------------------------------
Number of units, end of year..............................................      390,576.5   1,183,972.5    256,081.2       6,162.3
------------------------------------------------------------------------------------------------------------------------------------


   The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT 1 OF WASHINGTON NATIONAL INSURANCE COMPANY

STATEMENTS OF OPERATIONS


FOR THE YEAR ENDED DECEMBER 31, 2008

====================================================================================================================================

                                                                                     SCUDDER VARIABLE SERIES I
                                                                --------------------------------------------------------------------

                                                                                CAPITAL     GROWTH AND       MONEY
                                                                   BOND         GROWTH        INCOME         MARKET        TOTAL
====================================================================================================================================
Investment income (loss):
  Income dividends from investments in portfolio shares....      $ 102,411   $    95,930     $   8,476          $408    $   207,225
Expenses:
  Mortality and expense risk fees..........................         20,075       103,194         4,865           186        128,320
------------------------------------------------------------------------------------------------------------------------------------
    Net investment income (loss)...........................         82,336        (7,264)        3,611           222         78,905
------------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments
  in portfolio shares:
  Net realized losses on sales of investments
    in portfolio shares ...................................        (17,515)   (1,008,644)      (48,880)           --     (1,075,039)
  Net realized long-term and short-term capital gain
    distributions from investments in portfolio shares.....             --            --        99,891            --         99,891
------------------------------------------------------------------------------------------------------------------------------------
      Net realized gains (losses) on investments
        in portfolio shares ...............................        (17,515)   (1,008,644)       51,011            --       (975,148)
------------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized depreciation of investments
  in portfolio shares......................................       (367,648)   (2,315,416)     (245,548)           --     (2,928,612)
------------------------------------------------------------------------------------------------------------------------------------
         Net increase (decrease) in net assets
           from operations ................................      $(302,827)  $(3,331,324)    $(190,926)         $222    $(3,824,855)
====================================================================================================================================



STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2008

====================================================================================================================================


                                                                                     SCUDDER VARIABLE SERIES I
                                                                --------------------------------------------------------------------

                                                                                CAPITAL     GROWTH AND       MONEY
                                                                   BOND         GROWTH        INCOME         MARKET        TOTAL
====================================================================================================================================
Changes from operations:
  Net investment income (loss).............................     $  82,336    $    (7,264)    $   3,611       $   222  $      78,905
  Net realized gains (losses) on investments
    in portfolio shares ...................................        (17,515)   (1,008,644)       51,011             --      (975,148)
  Net change in unrealized depreciation
    of investments in portfolio shares.....................       (367,648)   (2,315,416)     (245,548)            --    (2,928,612)
------------------------------------------------------------------------------------------------------------------------------------
    Net increase (decrease) in net assets from operations..       (302,827)   (3,331,324)     (190,926)          222     (3,824,855)
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
  Net contract purchase payments...........................         11,906        74,606         1,544             --        88,056
  Contract redemptions.....................................       (452,697)   (1,765,697)     (146,004)         (104)    (2,364,502)
  Net transfers............................................         28,119      (180,956)           --            --       (152,837)
------------------------------------------------------------------------------------------------------------------------------------
    Net decrease in net assets from contract
      owners' transactions                                        (412,672)   (1,872,047)     (144,460)         (104)    (2,429,283)
------------------------------------------------------------------------------------------------------------------------------------
      Net increase (decrease) in net assets................       (715,499)   (5,203,371)     (335,386)          118     (6,254,138)
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of year..............................      2,013,825    11,126,159       600,367        15,014     13,755,365
------------------------------------------------------------------------------------------------------------------------------------
  Net assets, end of year..................................     $1,298,326   $ 5,922,788     $ 264,981       $15,132  $   7,501,227
====================================================================================================================================

   The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT 1 OF WASHINGTON NATIONAL INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS


FOR THE YEAR ENDED DECEMBER 31, 2007

====================================================================================================================================


                                                                                     SCUDDER VARIABLE SERIES I
                                                                --------------------------------------------------------------------

                                                                                 CAPITAL       GROWTH AND    MONEY
                                                                   BOND          GROWTH          INCOME      MARKET       TOTAL
====================================================================================================================================
Changes from operations:
   Net investment income (loss).............................     $  81,965     $   (62,553)     $    425    $   639   $     20,476
   Net realized gains (losses) on investments
     in portfolio shares ...................................        25,802        (732,378)       10,847         --       (695,729)
   Net change in unrealized appreciation (depreciation) of
     investments in portfolio shares........................       (46,176)      2,038,744        (9,293)        --      1,983,275
------------------------------------------------------------------------------------------------------------------------------------
     Net increase in net assets from operations.............        61,591       1,243,813         1,979        639      1,308,022
------------------------------------------------------------------------------------------------------------------------------------
Changes from contract owners' transactions:
   Net contract purchase payments...........................        17,078          96,524         6,646         --       120,248
   Contract redemptions.....................................      (287,903)     (2,228,935)      (78,477)    (3,933)   (2,599,248)
   Net transfers............................................            --        (130,354)           --         --      (130,354)
------------------------------------------------------------------------------------------------------------------------------------
     Net decrease in net assets from contract
       owners' transactions ................................      (270,825)     (2,262,765)      (71,831)    (3,933)   (2,609,354)
------------------------------------------------------------------------------------------------------------------------------------
       Net decrease in net assets...........................      (209,234)     (1,018,952)      (69,852)    (3,294)   (1,301,332)
------------------------------------------------------------------------------------------------------------------------------------
Net assets, beginning of year  .............................      2,223,059     12,145,111       670,219     18,308    15,056,697
------------------------------------------------------------------------------------------------------------------------------------
   Net assets, end of year  ................................     $2,013,825    $11,126,159      $600,367    $15,014   $13,755,365
====================================================================================================================================


   The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT 1 OF WASHINGTON NATIONAL INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS


DECEMBER 31, 2008 AND 2007

================================================================================

(1) GENERAL

   The  Separate  Account  1  of  Washington  National  Insurance  Company  (the
"Account") was established in 1982 as a segregated investment account for individual annuity contracts which are registered under the Securities Act of 1933. The Account is registered under the Investment Company Act of 1940, as amended, (the "Act") as a unit investment trust. The Account was originally registered with the U.S. Securities and Exchange Commission as a diversified open-end management investment company under the Act. Effective July 1, 1996, the Account was restructured into a single unit investment trust which invests solely in shares of the portfolios of Scudder Variable Series I (the "Fund"), a diversified open-end management investment company. The investment options available are the Bond, Capital Growth, Growth and Income and Money Market portfolios of the Fund.

   The operations of the Account are included in the operations of Washington National Insurance Company (the "Company") pursuant to the provisions of the Illinois Insurance Code. The Company is an indirect wholly owned subsidiary of Conseco, Inc., a Delaware corporation ("Conseco"). Conseco is a publicly held specialized financial services holding company listed on the New York Stock Exchange.

   The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

(2) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENT VALUATION, TRANSACTIONS, AND INCOME

   Investments in portfolio shares are valued using the net asset value of the respective portfolios of the Scudder Variable Series Fund I at the end of each New York Stock Exchange business day. Investment share transactions are accounted for on a trade date basis (the date the order to purchase or redeem shares is executed) and dividend income is recorded on the ex-dividend date. The cost of investments in portfolio shares sold is determined on a first-in first-out basis. The Account does not hold any investments which are restricted as to resale.

   Net investment income and net realized gains (losses) and unrealized appreciation (depreciation) on investments are allocated to the contracts on each valuation date based on each contract's pro rata share of the assets of the Account as of the beginning of the valuation date.

FEDERAL INCOME TAXES

   No provision for federal income taxes has been made in the accompanying financial statements because the operations of the Account are included in the total operations of the Company, which is treated as a life insurance company for federal income tax purposes under the Internal Revenue Code. Net investment income and net realized gains (losses) are retained in the Account and are not taxable until received by the contract owner or beneficiary in the form of annuity payments or other distributions.

ANNUITY RESERVES

   Deferred annuity contract reserves are comprised of net contract purchase payments less redemptions and benefits. These reserves are adjusted daily for the net investment income and net realized gains (losses) and unrealized appreciation (depreciation) on investments.

(3) PURCHASES AND SALES OF INVESTMENTS IN PORTFOLIO SHARES

   The aggregate cost of purchases of investments in portfolio shares for the years ended December 31, 2008 and 2007 was $658,840 and $632,889, respectively, as shown in the table below.

PURCHASES                                                2008         2007
--------------------------------------------------------------------------------

SCUDDER VARIABLE SERIES I
-------------------------
Bond   ..........................................      $ 204,399     $264,110
Capital Growth...................................        332,972      344,121
Growth &Income...................................        121,061       23,846
Money Market.....................................            408          812
--------------------------------------------------------------------------------
Total  ..........................................      $ 658,840     $632,889
================================================================================

   The aggregate  proceeds from sales of investments in portfolio shares for the
years  ended  December  31,  2008  and  2007  was  $2,909,312  and   $3,213,096,
respectively, as shown in the table below.


SALES                                                     2008         2007
--------------------------------------------------------------------------------

SCUDDER VARIABLE SERIES I
-------------------------
Bond   ..........................................     $  534,735   $  452,971
Capital Growth...................................      2,212,283    2,669,439
Growth &Income...................................        162,019       86,554
Money Market.....................................            275        4,132
--------------------------------------------------------------------------------
Total  ..........................................     $2,209,312   $3,213,096
================================================================================

(4) DEDUCTIONS AND EXPENSES

   Although periodic retirement payments to contract owners vary according to the investment performance of the portfolios, such payments are not affected by expense or mortality experience because the Company assumes the mortality risk and the expense risk under the contracts.

   The mortality risk assumed by the Company results from the life annuity payment option in the contracts in which the Company agrees to make annuity payments regardless of how long a particular annuitant or other payee lives. The annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued. Based on the actuarial determination of expected mortality, the Company is required to fund any deficiency in the annuity payment reserves from its general account assets.

   The expense risk assumed by the Company is the risk that the deductions for financial accounting services may prove insufficient to cover the actual expenses.

   The Company deducts daily from the Account an annuity rate guarantee charge, which is equal on an annual basis to 0.80 percent of the daily value of the total investments of the Fund, for assuming the mortality risks. These fees totaled $89,266 and $119,189 for the years ended December 31, 2008 and 2007, respectively.

   The Company deducts daily from the Account a financial accounting charge, which is equal on an annual basis to 0.35 percent of the daily value of the total investments of the Fund, for assuming the expense risk. These fees are included in the mortality and expense risk fees in the Statement of Operations. These fees totaled $39,054 and $52,145 for the years ended December 31, 2008 and 2007, respectively.

SEPARATE ACCOUNT 1 OF WASHINGTON NATIONAL INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2008 AND 2007

================================================================================

   An annual contract administrative charge of $30 is deducted from the accumulated value of each contract on the contract anniversary or on the date of surrender if it occurs between contract anniversaries. This fee does not apply to contracts for individual retirement accounts, or to contracts which at the end of any contract anniversary have received at least $1,200 of payments and in which the accumulated value is at least $20,000. These fees are included in the contract redemptions in the Statement of Changes in Net Assets. These fees were $2,336 and $2,666 for the years ended December 31, 2008 and 2007, respectively.

   The Company deducts a contingent deferred sales charge of 6 percent on any amounts withdrawn which are in excess of 10 percent of the contract's accumulated value on the date of the first withdrawal during the respective year, except that no such charge is made for withdrawals of purchase payments received 72 months prior to the date of withdrawal and no such charge is made if the withdrawal amount is applied to a settlement option after the contract has been in force for five years or if the contract contains life contingencies. These fees were $18,345 and $5,626 for the years ended December 31, 2008 and 2007, respectively. These fees are recorded as redemptions in the accompanying Statements of Changes in Net Assets.

(5) FINANCIAL HIGHLIGHTS

   The total return is defined as the percentage change of unit values from the beginning of the period to the end of the period. The investment income ratio is the ratio of income (including dividends from investments in portfolio shares) to the average daily net assets.

                                                                        NET ASSETS                       INVESTMENT     EXPENSES
                                                                  ---------------------       TOTAL        INCOME        AS % OF
                                                        UNITS      UNIT VALUE    (000s)     RETURN (1)    RATIO (2)   NET ASSETS (3)
------------------------------------------------------------------------------------------------------------------------------------
Bond
   December 31, 2008..........................         390,577      $3.32        $1,298      -17.74%          5.87        1.150%
   December 31, 2007..........................         498,356      $4.04        $2,014        2.97%          4.84%       1.150%
   December 31, 2006..........................         566,455      $3.92        $2,223        3.50%          3.91%       1.150%
   December 31, 2005..........................         671,615      $3.79        $2,547        1.41%          3.92%       1.150%
   December 31, 2004..........................         797,154      $3.74        $2,981        4.15%          3.75%       1.150%
Capital Growth
   December 31, 2008..........................       1,183,973      $5.00        $5,923      -33.76%          1.07%       1.150%
   December 31, 2007..........................       1,473,202      $7.55       $11,126       11.28%          0.63%       1.150%
   December 31, 2006..........................       1,789,579      $6.79       $12,145        7.27%          0.56%       1.150%
   December 31, 2005..........................       2,017,091      $6.33       $12,762        7.69%          0.99%       1.150%
   December 31, 2004..........................       2,399,154      $5.87       $14,095        6.73%          0.54%       1.150%
Growth and Income
   December 31, 2008..........................         256,081      $1.03          $265      -39.03%          2.00%       1.150%
   December 31, 2007..........................         353,749      $1.70          $600        0.18%          1.22%       1.150%
   December 31, 2006..........................         395,622      $1.69          $670       12.31%          0.97%       1.150%
   December 31, 2005..........................         462,652      $1.51          $698        4.84%          1.37%       1.150%
   December 31, 2004..........................         630,938      $1.44          $908        8.88%          0.76%       1.150%
Money Market Portfolio
   December 31, 2008..........................           6,162      $2.46           $15        1.49%          2.52%       1.150%
   December 31, 2007..........................           6,205      $2.42           $15        3.79%          4.70%       1.150%
   December 31, 2006..........................           7,853      $2.33           $18        3.42%          4.36%       1.150%
   December 31, 2005..........................           7,897      $2.25           $18        1.53%          2.24%       1.150%
   December 31, 2004..........................         121,817      $2.22          $270       -0.27%          0.86%       1.150%

(1) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units.

(2) These amounts represent the dividends, excluding distributions of long term and short-term capital gains, received by the Account from the Fund, net of management fees assessed by the underlying fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the Account is affected by the timing of the declaration of dividends by the Fund in which the Account invests.

(3) These amounts represent the annualized contract expenses of the variable account, consisting primarily of mortality and expense charges for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

SEPARATE ACCOUNT 1 OF WASHINGTON NATIONAL INSURANCE COMPANY

DECEMBER 31, 2008 AND 2007

================================================================================

(6)  FAIR VALUE MEASUREMENTS

   On January 1, 2008, the Account adopted Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("SFAS 157"). SFAS 157 defines fair value, establishes a framework for measuring fair value and requires enhanced disclosures about fair value measurements. As defined in SFAS 157, fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date and, therefore, represents an exit price, not an entry price. SFAS 157 establishes a three-level hierarchy for valuing assets or liabilities at fair value based on whether inputs are observable or unobservable.

   o Level 1-   includes  assets  valued using inputs that are quoted  prices in active markets for identical assets. Level 1 securities include highly liquid U.S. Treasury securities, certain common stocks, mutual funds, and cash and cash equivalents.

   o Level 2-   includes  assets  valued using inputs that are quoted prices for similar assets in an active market, quoted prices for identical or similar assets in a market that is not active, observable inputs, or observable inputs that can be corroborated by market data.

   o Level 3-   includes assets valued using  unobservable  inputs that are used in model- based valuations that contain management assumptions.

   At each reporting date, the Account classifies assets into three input levels based on the lowest level of input that is significant to the measurement of fair value for each asset reported at fair value. The Account's assessment of the significance of a particular input to the fair value measurement and the ultimate classification of each asset requires judgment. Investments in portfolio shares are valued using the net asset value of the respective portfolios at the end of each New York Stock Exchange business day, as determined by the respective underlying fund manager. The Account includes these prices in the amounts disclosed in Level 1 of the hierarchy.

   The following table presents the Accounts'assets that are measured at fair value on a recurring basis and are categorized using the fair value hierarchy.

                          FAIR VALUE MEASUREMENTS USING
--------------------------------------------------------------------------------

                                     QUOTED PRICES
                                        IN ACTIVE   SIGNIFICANT
                                       MARKETS FOR     OTHER       SIGNIFICANT
                                        IDENTICAL    OBSERVABLE   UNOBSERVABLE
                        TOTAL AS OF      ASSETS        INPUTS        INPUTS
                        12/31/2008      (LEVEL 1)     (LEVEL 2)     (LEVEL 3)
--------------------------------------------------------------------------------

ASSETS:
-------
Mutual Funds           $ 7,501,216      $7,501,216       $--           $--

   In February 2007, the FASB issued Statement of Financial Accounting Standards No. 159, "The Fair Value Option for Financial Assets and Financial Liabilities - Including an Amendment of FASB Statement No. 115" ("SFAS 159"). SFAS 159 allows entities to choose to measure many financial instruments and certain other items, including insurance contracts, at fair value (on an instrument-by-instrument basis) that are not currently required to be measured at fair value. The objective is to improve financial reporting by providing entities with the opportunity to mitigate volatility in reported earnings caused by measuring related assets and liabilities differently without having to apply complex hedge accounting provisions. The Account adopted SFAS 159 on January 1, 2008. The Account did not elect any additional fair value options for any of the Account's financial assets or liabilities.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


================================================================================

TO THE BOARD OF DIRECTORS OF WASHINGTON NATIONAL INSURANCE COMPANY AND CONTRACT OWNERS OF SEPARATE ACCOUNT 1 OF WASHINGTON NATIONAL INSURANCE COMPANY

   In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Separate Account 1 of Washington National Insurance Company (the "Account") at December 31, 2008, and the results of its operations and the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which include confirmation of portfolio shares owned at December 31, 2008 by correspondence with the underlying investment fund's transfer agent, provide a reasonable basis for our opinion.




/s/ PricewaterhouseCoopers LLP

Indianapolis, Indiana
February 27, 2009


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                        SEPARATE ACCOUNT 1 OF
                        WASHINGTON NATIONAL INSURANCE COMPANY

                        SPONSOR
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                        INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
                        PricewaterhouseCoopers LLP - Indianapolis, Indiana.






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